FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2022
FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEET

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2021	2022
	RMB	RMB	US$
			Note 3
ASSETS
Current assets:
Cash and cash equivalents	1,894,125	783,543	113,603
Prepayments and other current assets	106,282	2,060	299
Short term investment	—	138,052	20,016
Amounts due from subsidiaries and VIE	2,189,936	1,434,838	208,034
Total current assets	4,190,343	2,358,493	341,952

Non-current assets:
Investments in and amount due from subsidiaries and VIE	2,440,880	2,114,145	306,522
Investments in equity investee	110,479	10,019	1,453
Total non-current assets:	2,551,359	2,124,164	307,975
TOTAL ASSETS	6,741,702	4,482,657	649,927

LIABILITIES
Current liabilities:
Short-term loan	1,740,004	—	—
Other current liabilities	11,041	33,737	4,891
Income tax payable	94,298	—	—
Derivative liabilities	—	364,758	52,885
Total current liabilities	1,845,343	398,495	57,776

Total non-current liabilities	—	—	—
TOTAL LIABILITIES	1,845,343	398,495	57,776

SHAREHOLDERS’ EQUITY
Class A ordinary shares (US$0.0001 par value; 470,000,000 shares authorized, 195,493,754 and 163,100,873 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	125	116	17
Class B ordinary shares (US$0.0001 par value; 30,000,000 shares authorized, 13,300,738 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	8	8	1
Additional paid-in capital	4,959,646	5,129,103	743,650
Treasury shares	(385,942)	(832,578)	(120,712)
Retained earnings(Accumulative deficit)	425,125	(228,165)	(33,081)
Accumulated other comprehensive income	(102,603)	15,678	2,276
Total shareholders’ equity	4,896,359	4,084,162	592,151
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	6,741,702	4,482,657	649,927

CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

(All amounts in thousands, except for share and per share data)

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				Note 3
Operating expenses:
Sales and marketing	—	—	(2,362)	(342)
General and administrative	(10,344)	(18,166)	(53,170)	(7,709)
Other operating income (expenses)	1,765	(3)	5,194	753
Total operating expenses	(8,579)	(18,169)	(50,338)	(7,298)
Loss from operations	(8,579)	(18,169)	(50,338)	(7,298)
Interest income	1,066	1,667	13,367	1,938
Interest expense	(56,084)	(53,123)	(15,698)	(2,276)
Unrealized investment loss	—	(209,956)	(102,035)	(14,794)
Exchange (loss) gain	(3,905)	20,442	(85,795)	(12,439)
Income tax expense	—	(12,204)	—	—
Gain on repurchase of 1.625% convertible senior notes due 2024	—	—	7,907	1,146
Equity in income of subsidiaries and VIE	493,494	51,513	(55,940)	(8,109)
Fair value loss on derivative liabilities	—	—	(364,758)	(52,885)
Net income (loss)	425,992	(219,830)	(653,290)	(94,717)
Foreign currency translation adjustment	(77,136)	(53,847)	118,281	17,149
Comprehensive income (loss)	348,856	(273,677)	(535,009)	(77,568)

CONDENSED STATEMENT OF CASH FLOWS

(All amounts in thousands, except for share and per share data)

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				Note 3
Cash flows from operating activities:
Net income	425,992	(219,830)	(653,290)	(94,717)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Exchange loss (gain)	3,905	(20,442)	85,795	12,439
Amortization of issuance cost of convertible senior notes	25,229	23,673	7,861	1,140
Equity in income of subsidiaries and VIE	(493,494)	(51,513)	55,940	8,109
Income tax payable	—	12,204	(94,298)	(13,672)
Unrealized loss related to investments in equity investee	—	209,956	102,035	14,794
Gain from repurchase CB	—	—	(7,907)	(1,146)
Changes in other current liabilities	(3,900)	2,324	13,201	1,914
Fair value loss on derivative liabiliies	—	—	364,758	52,885
Fair value change on contingent consideration payable	—	—	9,495	1,377
Net cash used in operating activities	(42,268)	(43,628)	(116,410)	(16,877)

Cash flows from investing activities:
Investments in, advance to, and repayment from subsidiaries and VIE, net	(2,846,452)	2,060,629	1,127,579	163,484
Short term investment	—	—	(138,052)	(20,016)
Investments in equity investee	—	(324,464)	—	—
Net cash (used in) provided by investing activities	(2,846,452)	1,736,165	989,527	143,468

Cash flows from financing activities:

Proceeds from exercises of share options	430	52	3	—
Proceeds from issuance of ordinary shares in Hong Kong public offering	3,127,305	—	—	—
Payments for public offering cost	(25,453)	(8,978)	—	—
Proceeds from issuance of convertible senior notes, net of issuance cost	(742)	—	—	—
Repurchase of ordinary shares	—	(1,060,353)	(446,636)	(64,756)
Proceeds from sale of subsidiary’s equity interest to Cainiao	—	994,766	101,189	14,671
Payment for short term loan	—	—	(1,759,973)	(255,172)
Purchase of subsidiaries, net of cash acquired	—	—	(7,224)	(1,047)
Net cash provided by (used in) financing activities	3,101,540	(74,513)	(2,112,641)	(306,304)

Net (decrease) in cash and cash equivalents	212,820	1,618,024	(1,239,524)	(179,713)
Cash and cash equivalents, beginning of year	26,298	145,311	1,894,125	297,230
Effect of exchange rate changes on cash and cash equivalents	(93,807)	130,790	128,942	(3,914)
Cash and cash equivalents, end of year	145,311	1,894,125	783,543	113,603

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$

Supplemental disclosure of cash flow information:
Cash paid for interest	29,159	28,617	12,406	1,799
Cash paid for income tax	—	—	94,298	13,672
Supplemental disclosures of non-cash investing and financing activities:
Subscription receivable	—	101,686	—	—
Unpaid Hong Kong public offering costs	8,978	—	—	—
1)	Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
2)	The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as ‘‘Investment in subsidiaries and VIE’’ and the subsidiaries and VIE’ profit or loss as ‘‘Equity in income/loss of subsidiaries’’ on the Condensed Statements of Operations and Comprehensive Income. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.
3)	Translations of balances in the Additional Financial Information of Parent Company-Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2022 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.8972, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2022. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 30, 2022, or at any other rate.
4)	As of December 31, 2021 and 2022, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.